Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cash and cash equivalents
Cash		$ 3,335,384		$ 5,986,217	$ 2,360,422
Total cash and cash equivalents	$ 171,349	3,336,420	$ 307,483	5,987,164	2,958,804	$ 3,429,873
Bank notes
Cash and cash equivalents
Cash equivalents					$ 598,382
Money market investment funds
Cash and cash equivalents
Cash equivalents		$ 1,036		$ 947